Thrivent Mid Cap Stock Portfolio Annual Fund Operating Expenses - Thrivent Mid Cap Stock Portfolio - Class A	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.66%